Revenue from contracts with customers - Disaggregation of revenue from contract with customers (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2021 GBP (£) segment component	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)
Revenue from contracts with customers
Number of material segments | segment	1
Number of main components of revenue | component	3
Revenue from contracts with customers	£ 494,117	£ 509,041	£ 627,122
Commercial
Revenue from contracts with customers
Revenue from contracts with customers	232,205	279,044	275,093
Sponsorship
Revenue from contracts with customers
Revenue from contracts with customers	140,209	182,709	173,010
Retail, merchandising, apparel & product licensing
Revenue from contracts with customers
Revenue from contracts with customers	91,996	96,335	102,083
Broadcasting
Revenue from contracts with customers
Revenue from contracts with customers	254,815	140,203	241,210
Domestic competitions
Revenue from contracts with customers
Revenue from contracts with customers	174,683	115,415	148,018
European competitions
Revenue from contracts with customers
Revenue from contracts with customers	73,827	16,836	83,138
Other
Revenue from contracts with customers
Revenue from contracts with customers	6,305	7,952	10,054
Matchday
Revenue from contracts with customers
Revenue from contracts with customers	£ 7,097	£ 89,794	£ 110,819